Share-based payments - Share options outstanding (Details)	12 Months Ended	24 Months Ended
	Dec. 31, 2020 USD ($) item ¥ / shares	Dec. 31, 2019 USD ($) item ¥ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | item	19,459,994	24,470,325
RMB 1.33
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 1.33	¥ 1.33
Fair value of options | $	¥ 0.62	¥ 0.62
Number of share options | item	2,457,563	2,900,900
RMB 2.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 2.00	¥ 2.00
Fair value of options | $	¥ 0.52	¥ 0.52
Number of share options | item	9,917,653	12,169,225
RMB 52.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 52.00
Fair value of options | $	¥ 23.42
RMB 52.00, granted In 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 52.00
Fair value of options | $	¥ 26.00
Number of share options | item	5,681,108	7,219,200
RMB 52.00, granted In 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 52.00
Fair value of options | $	¥ 23.42
Number of share options | item	1,403,670	2,181,000